Parent company information - Summary of Parent Company Information - Condensed Balance Sheets (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Assets
Cash and due from banks	$ 30,209	$ 28,407	$ 14,929
Interest-bearing deposits with banks	36,471	32,662
Securities	222,866	218,379
Assets purchased under reverse repurchase agreements and securities borrowed	294,602	220,977
Loans, net of allowance for loan losses	576,818	542,617
Other assets	44,064	38,959
Total assets	1,334,734	1,212,853
Liabilities and shareholders' equity
Deposits	837,046	789,635
Other liabilities	52,273	46,955
Subordinated debentures	9,131	9,265
Shareholders' equity	79,955	74,428	71,612
Equity and liabilities	1,334,734	1,212,853
Parent [member]
Assets
Cash and due from banks	16,398	12,901	$ 3,164
Interest-bearing deposits with banks	20,261	20,864
Securities	111,072	109,082
Investments in bank subsidiaries and associated corporations	34,547	31,302
Investments in other subsidiaries and associated corporations	69,063	65,576
Assets purchased under reverse repurchase agreements and securities borrowed	107,941	49,615
Loans, net of allowance for loan losses	494,922	474,052
Net balances due from bank subsidiaries	4,329	20,579
Other assets	137,821	136,069
Total assets	996,354	920,040
Liabilities and shareholders' equity
Deposits	643,120	605,849
Net balances due to other subsidiaries	38,985	58,598
Other liabilities	225,626	172,869
Total other liabilities	907,731	837,316
Subordinated debentures	8,762	8,895
Shareholders' equity	79,861	73,829
Equity and liabilities	$ 996,354	$ 920,040